UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-08763

MH Elite Portfolio of Funds Trust

(Exact name of registrant as specified in charter)

43 Highlander Drive

Scotch Plains, NJ 07076

(Address of principal executive offices) (Zip code)

MH Elite Portfolio of Funds Trust

43 Highlander Drive

Scotch Plains, NJ 07076

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 318-7969

Date of fiscal year end:  December 31

Date of reporting period: July 1, 2018 - June 30, 2019

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

a)

The name of the issuer of the portfolio security;

b)

The exchange ticker symbol of the portfolio security;

c)

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

d)

The shareholder meeting date;

e)

A brief identification of the matter voted on;

f)

Whether the matter was proposed by the issuer or by a security holder;

g)

Whether the Registrant cast its vote on the matter;

h)

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

i)

Whether the Registrant cast its vote for or against management.

MH Elite Small Cap Fund of Funds

T. Rowe Price QM U.S. Small-Cap Growth Equity

Exchange Ticker Symbol:

PRDSX

CUSIP:

9

Shareholder Meeting Date:

July 25, 2018

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect four directors for each Fund	For	Issuer	For	With
2	Amend the fundamental policy on commodities.	For	Issuer	For	With

T. Rowe Price New Horizons

Exchange Ticker Symbol:

PRNHX

CUSIP:

3

Shareholder Meeting Date:

July 25, 2018

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect four directors for each Fund	For	Issuer	For	With

Wasatch Small Cap Value Fund Institutional Class

Exchange Ticker Symbol:

WICVX

CUSIP:

00

Shareholder Meeting Date:

July 26, 2018

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Trustees	For	Issuer	For	With

MH Elite Fund of Funds

T. Rowe Price Dividend Growth

Exchange Ticker Symbol:

PRDGX

CUSIP:

3

Shareholder Meeting Date:

July 25, 2018

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect four directors for each Fund	For	Issuer	For	With
2	Amend the fundamental policy on commodities.	For	Issuer	For	With

T. Rowe Price Global Technology

Exchange Ticker Symbol:

PRGTX

CUSIP:

5

Shareholder Meeting Date:

July 25, 2018

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect four directors for each Fund	For	Issuer	For	With
2	Reclassify the diversification status from diversified to nondiversified.	For	Issuer	For	With

Principal Blue Chip Institutional Class

Exchange Ticker Symbol:

PBCKX

CUSIP:

0

Shareholder Meeting Date:

April 25, 2019

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Trustees	For	Issuer	For	With

MH Elite Select Portfolio of Funds

Oppenheimer Developing Markets Class Y

Exchange Ticker Symbol:

ODVYX

CUSIP:

3

Shareholder Meeting Date:

April 12, 2019

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve an agreement and plan of reorganization.	For	Issuer	For	With

Oppenheimer International Small-Mid Company Class Y

Exchange Ticker Symbol:

OSMYX

CUSIP:

52

Shareholder Meeting Date:

April 12, 2019

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve an agreement and plan of reorganization.	For	Issuer	For	With

MH Elite Income Fund of Funds

T. Rowe Price Global Multi-Sector Bond

Exchange Ticker Symbol:

PRSNX

CUSIP:

00

Shareholder Meeting Date:

July 25, 2018

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect four directors for each Fund	For	Issuer	For	With

Oppenheimer Senior Floating Rate Class Y

Exchange Ticker Symbol:

OOSYX

CUSIP:

92

Shareholder Meeting Date:

April 12, 2019

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve an agreement and plan of reorganization.	For	Issuer	For	With

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MH Elite Portfolio of Funds Trust

By: /s/ Harvey Merson

Harvey Merson

Chief Executive Officer

Date: August 22, 2019

6